Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill
Schedule of changes in carrying amount of goodwill

	Express	Freight	Total
	Delivery	Forwarding	Amount
	RMB	RMB	RMB
Balance at December 31, 2020 and 2021	4,157,111	84,430	4,241,541